Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 12, 2018
Entity Registrant Name	dei_EntityRegistrantName	VALUE LINE INCOME & GROWTH FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000102757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 12, 2018
Prospectus Date	rr_ProspectusDate	Jan. 01, 2018
VALUE LINE INCOME & GROWTH FUND INC | VALUE LINE INCOME & GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALIX
VALUE LINE INCOME & GROWTH FUND INC | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLIIX